                             VOYAGEUR INSURED FUNDS

                         Delaware Tax-Free Arizona Fund

                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS

                  Delaware Tax-Free Minnesota Intermediate Fund

                              VOYAGEUR MUTUAL FUNDS

                Delaware Minnesota High-Yield Municipal Bond Fund
                        Delaware Tax-Free California Fund
                          Delaware Tax-Free Idaho Fund
                         Delaware Tax-Free New York Fund

                             VOYAGER MUTUAL FUNDS II

                         Delaware Tax-Free Colorado Fund

                             VOYAGEUR TAX-FREE FUNDS

                        Delaware Tax-Free Minnesota Fund

                 (each, a "Fund" and collectively, the "Funds")

                            Supplement to the Funds'
                     Class A * Class B * Class C Prospectus
               dated December 29, 2006, as amended January 3, 2007

On August 16, 2007, the Boards of Trustees of Voyageur  Insured Funds,  Voyageur
Intermediate  Tax Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual Funds II,
and Voyageur  Tax-Free Funds  unanimously voted to approve changes to the Funds'
investment  strategies  and policies to: (1) permit  investments of up to 15% of the Funds' net assets in credit default  swaps;  (2) permit  Delaware  Minnesota
High-Yield  Municipal Bond Fund to invest in bonds (including general obligation bonds and revenue  bonds) with  credit  qualities  lower than B-; and (3) permit
Delaware Tax-Free Arizona Fund,  Delaware Tax-Free Minnesota  Intermediate Fund,
Delaware  Tax-Free  California  Fund,  Delaware  Tax-Free  Idaho Fund,  Delaware
Tax-Free New York Fund,  Delaware  Tax-Free Colorado Fund, and Delaware Tax-Free
Minnesota Fund to invest in bonds with credit quality lower than B (subject to a
20% limitation).

All new or revised  investment  authority is effective 60 days after the date of this Supplement.

The  following   replaces  the  portion  of  the  table  related  to  Tax-exempt obligations in the section entitled "How we manage the Funds - The securities we typically invest in" on page 25.

------------------------------------ --------------------------------- ---------------------- -----------------------
                                                                                                    Minnesota
                                      Single-State Tax-Exempt Funds     Tax-Free Minnesota     High-Yield Municipal
                                         (AZ, CA, CO, ID, MN, NY)        Intermediate Fund          Bond Fund
------------------------------------ -------------------------------------------------------- -----------------------
Tax-exempt obligations: Commonly     Under normal circumstances, we will invest at least      Under normal
known as municipal bonds, these      80% of each Fund's net assets in tax-exempt              circumstances, we
are debt obligations issued by or    obligations which are exempt from federal income         will invest at least
on behalf of a state or territory,   taxes, including the federal alternative minimum tax,    80% of the Fund's net
its agencies or instrumentalities,   and from the personal income tax in its respective       assets in tax-exempt
municipalities or other political    state.  These bonds may include general obligation       obligations
sub-divisions.  The interest on      bonds and revenue bonds.                                 (including
these debt obligations can                                                                    obligations subject
generally be excluded from federal   Tax-Free New York Fund will invest at least 80% of net   to the alternative
income tax, as well as personal      assets in tax-exempt obligations under normal market     minimum tax).
income tax in the state where the    conditions.  Any investments in obligations subject to
bond is issued.  Determination of    the alternative minimum tax would not count toward the   We may invest in both
a bond's tax-exempt status is        80% of Tax-Free New York Fund's net assets that must     investment grade and
based on the opinion of the bond     be invested in this manner.                              below investment
issuer's legal counsel.                                                                       grade debt
Tax-exempt obligations may include                                                            obligations.
securities subject to the                                                                     Investment-grade debt
alternative minimum tax.  See                                                                 obligations are rated
"Private activity  or private                                                                 in the top four
placement bonds" below for                                                                    quality grades by
more information.                                                                             Standard & Poor's
                                                                                              (S&P) or another
                                                                                              nationally recognized
                                                                                              statistical rating
                                                                                              organization (NRSRO),
                                                                                              or in the case of
                                                                                              unrated tax-exempt
                                                                                              obligations if, in
                                                                                              the Manager's
                                                                                              opinion, they are
                                                                                              equivalent in quality
                                                                                              to the top four
                                                                                              quality grades. Below
                                                                                              investment grade debt
                                                                                              obligations are rated
                                                                                              below the top four
                                                                                              quality grades by S&P
                                                                                              or another NRSRO, or
                                                                                              in the case of
                                                                                              unrated tax-exempt
                                                                                              obligations if, in
                                                                                              the Manager's
                                                                                              opinion, they are
                                                                                              equivalent in quality
                                                                                              to being rated below
                                                                                              the top four quality
                                                                                              grades. Both
                                                                                              investment and below
                                                                                              investment grade
                                                                                              bonds may include
                                                                                              general obligation
                                                                                              bonds and revenue
                                                                                              bonds.
------------------------------------ -------------------------------------------------------- -----------------------

The following  replaces the portion of the table  related to General  obligation bonds in the  section  entitled  "How we manage  the Funds - The  securities  we typically invest in" on page 26.

---------------------------------- --------------------------------- ---------------------- -----------------------
                                                                                                    Minnesota
                                      Single-State Tax-Exempt Funds     Tax-Free Minnesota     High-Yield Municipal
                                         (AZ, CA, CO, ID, MN, NY)        Intermediate Fund          Bond Fund
---------------------------------- -------------------------------------------------------- -----------------------
General obligation bonds:          We may invest without limit in general obligation        We may invest without
Municipal bonds on which the       bonds and will primarily invest in bonds in the top      limit in general
payment of principal and           four quality grades or bonds that are unrated, but       obligation bonds.
interest is secured by the         which the Manager determines to be of equal quality.
issuer's pledge of its full
faith, credit, and taxing power.
---------------------------------- -------------------------------------------------------- ------------------------

The following  replaces the portion of the table related to Revenue bonds in the section  entitled "How we manage the Funds - The securities we typically  invest in" on page 26.

---------------------------------- --------------------------------- ---------------------- -----------------------
                                                                                                    Minnesota
                                      Single-State Tax-Exempt Funds     Tax-Free Minnesota     High-Yield Municipal
                                         (AZ, CA, CO, ID, MN, NY)        Intermediate Fund          Bond Fund
---------------------------------- -------------------------------------------------------- -----------------------
Revenue bonds:  Municipal bonds    We may invest without limit in revenue bonds and will    We may invest without
on which principal and interest    primarily invest in bonds in the top four quality        limit in revenue bonds.
payments are made from revenues    grades or bonds that are unrated, but which the
derived from a particular          Manager determines to be of equal quality.
facility, from the proceeds of a
special excise tax or from
revenue generated by an
operating project.  Principal
and interest are not secured by
the general taxing power.
Tax-exempt industrial
development bonds, in most
cases, are a type of revenue
bond that is not backed by the
credit of the issuing
municipality and may therefore
involve more risk.
---------------------------------- -------------------------------------------------------- ------------------------

The following replaces the portion of the table related to High yield, high-risk municipal  bonds  in the  section  entitled  "How  we  manage  the  Funds  - The securities we typically invest in" on page 30.

---------------------------------- --------------------------------- ---------------------- -----------------------
                                                                                                    Minnesota
                                      Single-State Tax-Exempt Funds     Tax-Free Minnesota     High-Yield Municipal
                                         (AZ, CA, CO, ID, MN, NY)        Intermediate Fund          Bond Fund
---------------------------------- -------------------------------------------------------- -----------------------
High yield, high-risk municipal    We may invest up to 20% of each Fund's net assets in     We may invest without
bonds: Municipal debt              high yield, high-risk fixed income securities.           limit in high yield,
obligations rated lower than                                                                high-risk fixed income
investment grade by an NRSRO or,                                                            securities.
if unrated, of comparable
quality.  These securities are
often referred to as "junk
bonds" and are considered to be
of poor standing and
predominately speculative.
---------------------------------- -------------------------------------------------------- ------------------------

The  following  replaces the portion of the table related to Interest rate swaps and index swap agreements in the section entitled "How we manage the Funds - The securities we typically invest in" on page 32.

---------------------------------- --------------------------------- ---------------------- -----------------------
                                                                                                    Minnesota
                                      Single-State Tax-Exempt Funds     Tax-Free Minnesota     High-Yield Municipal
                                         (AZ, CA, CO, ID, MN, NY)        Intermediate Fund          Bond Fund
---------------------------------- -------------------------------------------------------- -----------------------
Interest rate swap, index swap,    We may use interest rate swaps to adjust each Fund's sensitivity to interest
and credit default swap            rates by changing its duration.  We may also use interest rate swaps to hedge
agreements:  In an interest rate   against changes in interest rates.  We may use index swaps to gain exposure to
swap, a fund receives payments     markets that each Fund invests in and may also use index swaps as a substitute
from another party based on a      for futures, options, or forward contracts if such contracts are not directly
floating interest rate in return   available to each Fund on favorable terms. We may enter into credit default
for making payments based on a     swaps in order to hedge against a credit event, to enhance total return, or to
fixed interest rate.  An           gain exposure to certain securities or markets.
interest rate swap can also work
in reverse, with a fund            We may invest up to an aggregate of 20% of each Fund's net assets in futures,
receiving payments based on a      options, and swaps (subject to each Fund's 15% limitation on the aggregate
fixed interest rate and making     notional amount of credit default swaps when we are selling protection on a
payments based on a floating       security or purchasing protection on a security that the Fund does not own) as
interest rate.                     long as each Fund's investment in these securities when aggregated with other taxable investments and securities that are rated below investment grade (other
In an index swap, a fund           than Delaware Minnesota High-Yield Municipal Bond Fund) does not exceed 20% of
receives gains or incurs losses    each Fund's net assets.
based on the total return of an
index, in exchange for making      Use of these strategies can increase the operating costs of each Fund and lead
fixed or floating rate interest    to loss of principal.
rate payments to another party.
An index swap can also work in
reverse with a fund receiving
interest payments from another
party in exchange for movements
in the total return of a
specified index.

In a credit default swap, a fund
may transfer the financial risk
of a credit event occurring (a
bond default, bankruptcy,
restructuring, etc.) on a
particular security or basket of
securities to another party by
paying that party a periodic
premium; likewise, a fund may
assume the financial risk of a
credit event occurring on a
particular security or basket of
securities in exchange for
receiving premium payments from
another party.

Interest rate swaps, index
swaps, and credit default swaps
may be considered to be illiquid.
---------------------------------- ---------------------------------------------------------------------------------

The following  replaces the portion of the table related to Derivatives  risk in the section  entitled  "How we manage the Funds - The risks of  investing in the
Funds" on page 37.

----------------------------------       --------------------------------- ---------------------- -----------------------
                                                                                                          Minnesota
                                            Single-State Tax-Exempt Funds     Tax-Free Minnesota     High-Yield Municipal
                                               (AZ, CA, CO, ID, MN, NY)        Intermediate Fund          Bond Fund
----------------------------------       -------------------------------------------------------- -----------------------
Derivatives risk is the possibility that    We will use derivatives for defensive purposes, such as to protect gains or
a fund may experience a significant loss    hedge against potential losses in the portfolio without actually selling a
if it employs a derivatives strategy        security, to neutralize the impact of interest rate changes, to improve
(including a strategy involving inverse     diversification, or to earn additional income.  We will generally not use
floaters, futures, options, and swaps       derivatives for reasons inconsistent with a Fund's investment objectives.
such as interest rate swaps, index swaps,
and credit default swaps) related to a
security or a market index and that
security or index moves in the opposite
direction from what the portfolio manager
had anticipated. A significant risk of
derivative transactions is the
creditworthiness of the counterparty,
since the transaction depends on the
willingness and ability of the
counterparty to fulfill its contractual
obligations. Derivatives also involve
additional expenses, which could reduce
any benefit or increase any loss to a
fund from using the strategy.
------------------------------------------- --------------------------------------------------------------------------------

               Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.